Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Provision for loan losses	$ 4,418	$ 6,962
Lease liability	2,171	2,451
Compensation accruals	1,773	1,345
Partnership investments	1,907	1,550
Unrealized losses on securities available-for-sale	34,789	0
Tax credit carryforward	7,634	7,272
Deferred state taxes	179	0
Other	422	243
Deferred tax assets	53,293	19,823
Deferred tax liabilities:
Unrealized gains on securities available-for-sale	0	(3,449)
Tax over book depreciation	(1,555)	(1,369)
Pension accrual	(366)	(890)
Right of use asset	(2,074)	(2,349)
Deferred tax liabilities	(3,995)	(8,057)
Net deferred tax asset	$ 49,298	$ 11,766